BIOLOGICAL ASSETS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Biological Assets
Forests pledged as collateral for financing contingencies	R$ 59,388	R$ 69,308
Weighted average price used in the valuation of biological assets	R$ 54.12	R$ 39.40
Discount rate used in the valuation	7.89%	6.70%